Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary Of Revenue Information By Geographical Region
The following table presents the Company’s revenue information by ge ographica
l region for
th
e years ended December 31, 2024 and 2023 (in thousands):

	2024	2023

United States	$1,215	$3,848
Japan	332	4
Others	7	4

Total revenue	$1,554	$3,856

Summary of Revenue Disaggregation
The following table presents the Company’s revenue information by customer geographical region:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Asia Pacific	$10,445	$—	$11,411	$333
North America	1,338	779	3,312	1,215
Other	84	2	133	5

Total revenue	$11,867	$781	$14,856	$1,553

The following provides a disaggregation of revenue based on the method of revenue recognition:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Revenue recognized at a point in time	$11,858	$24	$14,847	$360
Revenue recognized over time	9	757	9	1,193

Total revenue	$11,867	$781	$14,856	$1,553

The following provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Revenue recognized at a point in time	$361	$16
Revenue recognized over time	1,193	3,840

	$1,554	$3,856

Summary of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue allocated to remaining performance obligations, which includes unearned or deferred revenue and amounts that will be invoiced and recognized as revenue in future periods as of December 31, 2024 and 2023, was as follows (in thousands):

	2024	2023
Current	$—	$733
Non-current	—	367

Total	$—	$1,100